Accounts receivable (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Accounts receivable
Accounts receivable	$ 2,597		$ 2,597		$ 2,529
Impairment of accounts receivable recorded in the income statement	(3)	$ (3)	$ 9	$ (3)
Steel industry market
Accounts receivable
Revenue related to the steel sector - %			84.80%		87.33%
Accounts receivable
Accounts receivable
Expected credit loss	(47)		$ (47)		$ (63)
Carrying amount
Accounts receivable
Accounts receivable	$ 2,644		$ 2,644		$ 2,592